Bank Owned Life Insurance (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Investments, All Other Investments [Abstract]
Bank Owned Life Insurance	$ 11,151,305	$ 10,836,305	$ 10,400,000
Bank Owned Life Insurance Income	$ 315,000	$ 420,000	$ 415,000